14. Quarterly Financial Information (Details - Income Statement) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Operating expenses
Selling, general and administrative	$ 419,182	$ 252,971	$ 283,721	$ 308,866	$ 284,133	$ 261,848	$ 383,067	$ 592,587	$ 644,915	$ 845,559	$ 929,048	$ 1,096,698	$ 1,242,074	$ 2,477,205
Total operating expenses	419,182	252,971	283,721	308,866	284,133	261,848	383,067	592,587	644,915	845,559	929,048	1,096,698	1,242,074	2,477,205
Operating loss	(419,182)	(252,971)	(283,721)	(308,866)	(284,133)	(261,848)	(383,067)	(592,587)	(644,915)	(845,559)	(929,048)	(1,096,698)	(1,242,074)	(2,477,205)
Other expense:
Interest expense	(635,869)	(563,148)	(532,704)	(506,457)	(454,224)	(432,099)	(410,493)	(1,039,161)	(842,592)	(1,602,310)	(1,296,817)	(2,197,790)	(1,778,500)	(1,549,572)
Net loss	(1,055,051)	(816,120)	(816,425)	(815,324)	(738,357)	(693,947)	(793,560)	(1,631,749)	(1,487,508)	(2,447,869)	(2,225,865)	(3,294,489)	(3,020,574)	(4,036,087)
Foreign currency translation adjustment	(125,250)	(20,966)	62,571	26,087	(161,466)	78,425	177,997	88,658	256,422	67,692	94,956	(11,521)	108,718	290,059
Comprehensive loss	$ (1,180,301)	$ (837,086)	$ (753,854)	$ (789,237)	$ (899,823)	$ (615,522)	$ (615,563)	$ (1,543,091)	$ (1,231,086)	$ (2,380,177)	$ (2,130,909)	$ (3,306,010)	$ (2,911,856)	$ (3,746,028)
Basic and diluted loss per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Basic and diluted weighted average common shares outstanding	471,150,864	471,150,864	471,150,864	471,150,864	471,150,864	471,150,864	469,248,690	471,150,864	470,199,777	471,150,864	470,514,500	471,150,864	470,672,722	466,150,864